JOHN HANCOCK INSTITUTIONAL SERIES TRUST

John Hancock Independence Diversified Core Equity Fund II

Class I Shares

Supplement to the Statement of Additional Information

dated July 1, 2007

On June 5, 2007, the Board of Trustees approved the election of Charles A. Rizzo as the Chief Financial Officer and John G. Vrysen as the Chief Operating Officer of the Fund.

Under the heading, “THOSE RESPONSIBLE FOR MANAGEMENT” the table listing the Trustees and officers of the Fund has been deleted and replaced with the following updated table:

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since (2)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Independent Trustees
Ronald R. Dion Born: 1946	Chairman and Trustee	2005 1998	Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau; Member of the Advisory Board, Carroll Graduate School of Management at Boston College.	61
James F. Carlin Born: 1940	Trustee	1992

Director and Treasurer, Alpha Analytical Laboratories (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Director/Treasurer, Rizzo Associates (engineering) (until 2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since 1987); Director/Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts Board of Higher Education (until 1999)

				61
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)	Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since (2)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Independent Trustees
William H. Cunningham Born: 1944	Trustee	1986

Former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until 2001); Director of the following: Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines, Introgen and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director, Q Investments (until 2003); Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank – Austin), LIN Television (since 2002), WilTel Communications (until 2003) and Hayes Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

				61
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)	Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since (2)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee

Charles L. Ladner Born: 1938	Trustee	1979	Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc. (retired 1998); Director of AmeriGas Partners, L.P. (gas distribution) (until 1997); Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association (until 2007).	61
John A. Moore Born: 1939	Trustee	2005	President and Chief Executive Officer, Institute for Evaluating Health Risks, (nonprofit institution) (until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator & Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting)(since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (since 2002).	61
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)	Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since (2)	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Patti McGill Peterson Born: 1943	Trustee	2005	Executive Director, Council for International Exchange of Scholars and Vice President, Institute of International Education (since 1998); Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until 1998); Former President of Wells College and St. Lawrence University; Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program (since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Exchange (since 2003).	61
Steven R. Pruchansky Born: 1944	Trustee	1992	Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2001); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).	61
Non-Independent Trustees
James R. Boyle (3) Born: 1959	Trustee	2005	Chairman and Director, John Hancock Advisers, LLC (the “Adviser”), The Berkeley Financial Group, LLC (“The Berkeley Group”) (holding company) and John Hancock Funds, LLC (since 2005); President, John Hancock Insurance Group; Executive Vice President, John Hancock Life Insurance Company (since June, 2004); Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (until 2004).	265
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2)	Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3)	Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Principal Officers who are not Trustees
Keith F. Hartstein Born: 1956	President and Chief Executive Officer	2005

Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005);

				N/A
Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	2006

Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).

				N/A
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	2005

Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).

				N/A
Gordon M. Shone Born: 1956	Treasurer	2005

Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998 to 2000).

				N/A
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Name, Year of Birth, and Address (1)	Position(s) Held with Fund	Trustee/ Officer since	Principal Occupation(s) and other Directorships During Past 5 Years	Number of John Hancock Funds Overseen by Trustee
John G. Vrysen Born: 1955	Chief Operating Officer	2005

Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007-Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Director, Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (2005-June 2007); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations, Manulife Wood Logan (2000-2004).

				N/A
Charles A. Rizzo Born: 1959	Chief Financial Officer	2007

Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).

				N/A
(1)	Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

July 11, 2007